Material Accounting Policy Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Material Accounting Policies [Abstract]
Sales value	$ 310,465		$ 418,874	$ 339,568
Percentage of singapore shareholding tax purposes	75.00%	75.00%
Useful lives	3 years	3 years
Purchased insurance policy capitalized amount	$ 84,389
Insurance revalued amount	71,561
Accumulating asset	$ 1,000,000
Percentage of geographic revenue	1.00%	1.00%
Accounts receivabl	$ 146,090	$ 169,873